UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: October 31
Date of reporting period: April 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.
          The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / APRIL 30, 2008

Legg Mason Partners
Variable Money Market
Portfolio

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

Maximize current income consistent with preservation of capital. The Portfolio seeks to maintain a stable $1 share price.*

*	An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolio.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	10

Statement of operations	11

Statements of changes in net assets	12

Financial highlights	13

Notes to financial statements	14

Board approval of management and subadvisory agreements	22

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster at best during the six-month reporting period ended April 30, 2008. Third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was 0.6%. The U.S. Commerce Department then reported that its preliminary estimate for first quarter 2008 GDP growth was a modest 0.9%. While it was once debated whether or not the U.S. would fall into a recession, it is now looking more likely that the U.S could experience a mild recession. Even areas of the economy that had once been fairly resilient have begun to falter, including the job market. The U.S. Department of Labor reported that payroll employment declined in each of the first four months of 2008—the longest consecutive monthly decline since early 2003.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions during the reporting period. At its meeting in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed reduced the federal funds rate an additional 25 basis points in October 2007. Then, over the course of the reporting period, the Fed lowered rates on five more occasions, bringing the federal funds rate to 2.00% as of April 30, 2008. In its statement accompanying the April rate cut, the Fed stated: “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

In addition to lowering short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also

Legg Mason Partners Variable Money Market Portfolio ï I

Letter from the chairman continued

increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of volatility. This was due, in part, to mixed economic and inflation data, the fallout from the subprime mortgage market crisis and shifting expectations regarding the Fed’s monetary policy. Within the bond market, investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower).

Overall, during the six months ended April 30, 2008, two-year Treasury yields fell from 3.94% to 2.29%. Over the same time frame, 10-year Treasury yields fell from 4.48% to 3.77%. Short-term yields fell sharply in concert with the Fed’s rate cuts while longer-term yields fell less dramatically due to inflationary concerns, resulting in a steepening of the U.S. yield curveiv during the reporting period.

During the reporting period, the yields available from money market instruments fluctuated and ultimately moved lower given the Fed’s accommodative monetary policy. The current market challenges have not affected the Portfolio’s $1.00 share price. Additionally, we believe that the current situation should not affect the Portfolio’s $1.00 share price, going forward. Over time, we also believe that the Portfolio’s returns should remain competitive.

II ï Legg Mason Partners Variable Money Market Portfolio

Performance review
As of April 30, 2008, the seven-day current yield for Legg Mason Partners Variable Money Market Portfolio1 was 2.59%, and its seven-day effective yield, which reflects compounding, was 2.63%.2

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO[1] YIELDS as of April 30, 2008 (unaudited)

Seven-day current yield[2]	2.59%

Seven-day effective yield[2]	2.63%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.

An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Information about your portfolio
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s yields do not reflect charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the yields of the Portfolio. Past performance is no guarantee of future results.
2 The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Legg Mason Partners Variable Money Market Portfolio ï III

Letter from the chairman continued

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 30, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Portfolio. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values. Please see the Portfolio’s prospectus for more information on these and other risks.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

IV ï Legg Mason Partners Variable Money Market Portfolio

Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — April 30, 2008

Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report ï 1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2007 and held for the six months ended April 30, 2008.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
1.93%	$1,000.00	$1,019.30	0.50%	$2.51

[1]	For the six months ended April 30, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2 ï Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
5.00%	$1,000.00	$1,022.38	0.50%	$2.51

[1]	For the six months ended April 30, 2008.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report ï 3

Schedule of investments (unaudited)
April 30, 2008

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 100.2%

	Bank Note — 0.4%
$2,000,000	Bank of America N.A., 4.000% due 5/15/08(a)	$2,000,000

	Commercial Paper — 42.5%
4,000,000	ABN Amro Bank NV, 3.038% due 5/9/08(b)	3,997,320

	Allied Irish Banks PLC:
3,000,000	2.999% due 6/16/08(a)(b)	2,988,615

2,000,000	3.036% due 8/21/08(a)(b)	1,981,396

5,000,000	Archer Daniels Midland Co., 2.991% due 6/6/08(a)(b)	4,985,200

	Bank of America Corp.:
2,000,000	5.180% due 5/1/08(a)(b)	2,000,000

5,000,000	3.005% due 5/30/08(b)	4,987,997

	Bank of Ireland:
4,000,000	3.009% due 6/17/08(a)(b)	3,984,438

5,000,000	2.950% due 6/23/08	5,000,000

5,000,000	2.769% due 7/14/08(a)(b)	4,971,736

	BNZ International Funding Ltd.:
5,000,000	3.074% due 5/12/08(a)(b)	4,995,340

5,000,000	2.727% due 5/14/08(a)(b)	4,995,089

3,000,000	2.930% due 9/5/08(a)(b)	2,969,308

2,000,000	CBA Delaware Finance, 3.023% due 5/27/08(b)	1,995,667

	Danske Corp.:
5,000,000	2.836% due 5/14/08(a)(b)	4,994,890

12,000,000	2.648% - 4.629% due 8/4/08(a)(b)	11,907,269

1,500,000	Depfa Bank PLC, 2.870% due 6/4/08(a)(b)	1,495,963

	Dexia Delaware:
10,000,000	3.002% due 5/20/08(b)	9,984,272

5,000,000	2.707% due 5/28/08(b)	4,989,894

3,000,000	2.750% due 7/14/08(b)	2,983,165

3,000,000	Dresdner U.S. Finance, 2.833% due 5/8/08(b)	2,998,355

	General Electric Capital Corp.:
2,000,000	5.141% due 6/3/08(a)(b)	1,990,925

2,000,000	4.497% due 8/25/08(a)(b)	1,971,967

See Notes to Financial Statements.

4 ï Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Commercial Paper — 42.5% continued

	ING Funding LLC:
$5,000,000	4.697% due 5/2/08(a)(b)	$4,999,358

3,000,000	4.798% due 6/10/08(a)(b)	2,984,400

6,000,000	2.621% - 2.725% due 7/14/08(b)	5,967,317

2,000,000	2.985% due 10/24/08(b)	1,971,253

3,000,000	KBC Financial Products International, 2.850% due 6/9/08(a)(b)	2,990,803

10,000,000	Kredietbank N.A., 2.856% due 5/19/08(b)	9,985,750

	Lloyds Bank PLC:
5,000,000	2.760% due 5/29/08	5,000,000

5,000,000	2.931% due 5/30/08(b)	4,988,279

5,000,000	2.901% due 6/6/08(b)	4,985,600

2,000,000	Natexis Banques Populaires NY, 2.775% due 6/16/08(b)	1,992,959

	Natixis Banques:
1,030,000	4.770% due 5/2/08	1,030,052

5,000,000	2.780% due 5/14/08	5,000,000

5,000,000	2.800% due 5/16/08	5,000,000

	Nestle Capital Corp.:
2,000,000	2.822% due 6/4/08(b)	1,994,711

5,000,000	2.302% due 6/13/08(a)(b)	4,986,324

5,000,000	Royal Bank of Scotland PLC, 2.733% due 8/21/08(a)(b)	4,958,000

	San Paolo IMI U.S. Financial Co.:
5,000,000	2.757% due 5/19/08(b)	4,993,125

3,000,000	2.997% due 5/22/08(b)	2,994,794

	Skandinaviska Enskilda Banken:
2,000,000	3.020% due 5/2/08(a)(b)	1,999,833

2,000,000	3.063% due 5/7/08(a)(b)	1,998,987

5,000,000	2.886% due 5/21/08(a)(b)	4,992,000

3,000,000	2.894% due 7/7/08(a)(b)	2,984,004

	Societe Generale N.A.:
5,000,000	2.907% due 5/5/08(b)	4,998,389

3,000,000	2.739% due 6/17/08(b)	2,989,347

	Swedbank:
3,000,000	3.140% due 5/7/08(b)	2,998,443

3,000,000	2.747% due 5/12/08(b)	2,997,488

2,000,000	2.860% due 6/11/08(b)	1,993,531

5,000,000	2.823% due 6/16/08(b)	4,982,047

3,000,000	2.879% due 6/18/08(b)	2,988,540

See Notes to Financial Statements.

Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report ï 5

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Commercial Paper — 42.5% continued

	Toyota Motor Credit Corp.:
$5,000,000	2.888% due 6/27/08(b)	$4,977,358

5,000,000	2.859% due 7/8/08(b)	4,973,272

	UBS Finance Delaware LLC:
1,000,000	5.238% due 6/3/08(b)	995,380

3,700,000	2.879% due 6/5/08(b)	3,689,712

2,000,000	2.942% due 7/31/08(b)	1,985,339

5,000,000	Unicredit Delaware Inc., 2.840% due 6/10/08(b)	4,984,333

	Westpac Banking Corp.:
5,000,000	3.023% due 5/2/08(a)(b)	4,999,583

5,000,000	3.012% due 5/7/08(a)(b)	4,997,508

3,000,000	2.837% due 7/8/08(a)(b)	2,984,020

	Total Commercial Paper	240,500,645

	Certificates of Deposit — 52.0%
1,000,000	ABN-AMRO Holdings NV, 5.410% due 7/11/08	1,000,277

2,000,000	ABN-AMRO Mortgage Corp., 5.410% due 7/11/08	2,000,711

10,000,000	ABN-AMRO North America Finance, 2.937% due 5/21/08(b)	9,983,722

2,000,000	Allied Irish Banks PLC, 4.880% due 6/10/08	2,000,000

5,000,000	American Express Bank, 2.820% due 5/29/08	5,000,000

5,000,000	American Express Centurion Bank, 2.770% due 5/12/08	5,000,000

	Banco Bilbao Vizcaya:
5,000,000	2.725% due 5/12/08	5,000,000

2,000,000	2.765% due 6/17/08	2,000,000

3,000,000	3.100% due 6/30/08	3,000,494

3,000,000	2.755% due 10/7/08	3,000,065

3,000,000	Bank of Ireland, 2.972% due 7/28/08(a)(b)	2,978,367

	Bank of Montreal:
2,000,000	3.050% due 5/1/08	2,000,000

2,000,000	2.807% due 6/2/08(b)	1,995,022

5,000,000	3.740% due 7/17/08	5,000,000

2,500,000	3.710% due 7/22/08	2,503,978

	Bank of Nova Scotia:
5,000,000	2.570% due 5/27/08	5,000,000

5,000,000	2.800% due 5/28/08	5,000,000

2,000,000	4.800% due 6/6/08	2,000,000

2,000,000	2.660% due 6/30/08	2,000,000

2,000,000	5.170% due 7/7/08	2,000,000

See Notes to Financial Statements.

6 ï Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Certificates of Deposit — 52.0% continued

	Bank of Scotland PLC:
$2,000,000	4.700% due 5/1/08	$2,000,000

5,000,000	2.705% due 8/13/08	5,000,000

2,000,000	3.500% due 10/22/08	2,003,691

	Bank of Tokyo Mitsubishi:
5,000,000	3.020% due 5/12/08	5,000,000

5,000,000	2.900% due 5/28/08	5,000,000

2,000,000	4.840% due 6/12/08	2,000,000

3,000,000	2.920% due 6/30/08	3,000,000

	Barclays Bank PLC NY:
5,000,000	2.750% due 5/8/08	5,000,000

2,000,000	3.050% due 6/6/08	2,000,000

3,000,000	3.150% due 7/31/08	3,000,000

2,000,000	3.050% due 8/25/08	2,000,000

	BNP Paribas NY Branch:
3,000,000	3.180% due 5/1/08	3,000,000

5,000,000	4.760% due 6/20/08	5,000,000

3,000,000	2.700% due 8/12/08	3,000,000

2,000,000	2.700% due 10/06/08	2,000,000

3,000,000	2.960% due 10/24/08	3,000,000

	Canadian Imperial Bank:
5,000,000	3.050% due 5/5/08	5,000,000

4,000,000	2.850% due 5/13/08	4,000,000

913,000	4.860% due 6/3/08	913,000

5,000,000	2.800% due 6/16/08	5,000,000

2,000,000	Credit Suisse New York, 5.270% due 5/14/08	2,000,000

	Depfa Bank PLC:
3,000,000	3.040% due 5/5/08	3,000,000

3,000,000	4.400% due 6/9/08	3,000,000

	Deutsche Bank AG NY:
3,000,000	3.040% due 5/1/08	3,000,000

2,000,000	3.060% due 5/6/08	2,000,000

	Fortis Bank NY:
5,000,000	2.750% due 5/16/08	5,000,000

5,000,000	2.600% due 5/27/08	5,000,000

5,000,000	2.980% due 6/5/08	5,000,000

2,000,000	2.700% due 6/30/08	2,000,000

See Notes to Financial Statements.

Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report ï 7

Schedule of investments (unaudited) continued
April 30, 2008

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Certificates of Deposit — 52.0% continued

	HSBC Bank USA:
$10,000,000	3.010% due 5/23/08	$10,000,000

5,000,000	2.760% due 7/14/08	5,000,000

3,000,000	Istituto Bancario SA, 2.860% due 6/30/08	3,000,050

3,000,000	Natixis, 3.000% due 8/4/08	3,000,000

	Nordea Bank Finland NY:
5,000,000	2.880% due 5/27/08	5,000,000

2,000,000	4.700% due 10/24/08	2,001,356

	Rabobank Nederland NY:
5,000,000	2.940% due 5/1/08	5,000,000

5,000,000	2.900% due 6/5/08	5,000,000

5,000,000	2.630% due 7/15/08	5,000,000

	Royal Bank of Canada NY:
2,000,000	5.360% due 6/5/08	2,000,216

3,000,000	2.750% due 7/2/08	3,000,000

5,000,000	2.900% due 8/1/08	5,000,000

1,000,000	2.970% due 8/25/08	1,000,316

3,000,000	2.410% due 9/19/08	3,000,000

	Royal Bank of Scotland NY:
5,000,000	2.710% due 6/17/08	5,000,000

5,000,000	3.020% due 10/28/08	5,000,000

	Societe Generale NY:
5,000,000	2.640% due 6/24/08	5,000,000

3,000,000	2.800% due 6/26/08	3,000,000

2,000,000	5.200% due 7/25/08	2,000,000

	State Street Bank & Trust:
5,000,000	2.540% due 5/23/08	5,000,000

5,000,000	2.800% due 6/10/08	5,000,000

	Svenska Handelsbanken NY:
3,000,000	3.050% due 5/5/08	3,000,007

3,000,000	3.020% due 5/21/08	3,000,000

3,000,000	2.800% due 6/12/08	3,000,000

	Toronto Dominion Bank NY:
3,000,000	3.020% due 5/2/08	3,000,000

5,000,000	2.700% due 5/14/08	5,000,000

2,000,000	4.860% due 6/9/08	2,000,000

2,000,000	2.680% due 8/18/08	2,000,000

2,000,000	2.860% due 9/8/08	2,000,000

See Notes to Financial Statements.

8 ï Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE
	Certificates of Deposit — 52.0% continued

	UBS AG Stamford CT:
$4,000,000	4.090% due 7/1/08	$4,000,000

1,000,000	5.030% due 9/15/08	1,000,000

	Unicredito Italiano SpA:
3,000,000	2.845% due 6/13/08	3,000,018

3,000,000	2.850% due 6/17/08	3,000,000

1,000,000	4.720% due 9/15/08	1,000,037

	Wachovia Bank N.A.:
5,000,000	4.800% due 5/27/08	5,000,000

1,500,000	4.500% due 12/1/08	1,500,000

	Total Certificates of Deposit	293,881,327
	Certificates of Deposit (Euro) — 2.3%
	Banco Santander:
3,000,000	2.960% due 8/13/08	3,000,086

5,000,000	3.000% due 10/23/08	5,000,000

5,000,000	Unicredito Italiano SpA NY, 3.000% due 6/23/08	5,000,000

	Total Certificates of Deposit (Euro)	13,000,086

	Time Deposit — 0.4%
2,180,000	Calyon Grand Cayman, 2.500% due 5/1/08	2,180,000

	U.S. Government Agencies — 2.6%
5,000,000	Federal Farm Credit Bank (FFCB), Discount Notes,
	4.208% due 6/26/08(b)	4,967,955

5,000,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes,
	2.555% due 9/12/08(b)	4,953,100

5,000,000	Federal National Mortgage Association (FNMA), Discount Notes,
	2.490% due 8/13/08(b)	4,964,467

	Total U.S. Government Agencies	14,885,522

	TOTAL INVESTMENTS — 100.2% (Cost — $566,447,580#)	566,447,580

	Liabilities in Excess of Other Assets — (0.2)%	(1,156,366)

	TOTAL NET ASSETS — 100.0%	$565,291,214

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report ï 9

Statement of assets and liabilities (unaudited)
April 30, 2008

ASSETS:

Investments, at amortized cost	$566,447,580

Cash	473

Interest receivable	2,174,143

Receivable for Fund shares sold	178,070

Prepaid expenses	3,097

Total Assets	568,803,363

LIABILITIES:

Payable for Fund shares repurchased	3,248,611

Investment management fee payable	206,761

Trustees’ fees payable	10,603

Accrued expenses	46,174

Total Liabilities	3,512,149

TOTAL NET ASSETS	$565,291,214

NET ASSETS:

Par value (Note 3)	$5,652

Paid-in capital in excess of par value	565,243,527

Accumulated net realized gain on investments	42,035

TOTAL NET ASSETS	$565,291,214

Shares Outstanding	565,249,183

Net Asset Value	$1.00

See Notes to Financial Statements.

10 ï Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended April 30, 2008

INVESTMENT INCOME:

Interest	$11,482,819

EXPENSES:

Investment management fee (Note 2)	1,193,711

Shareholder reports	61,985

Legal fees	38,319

Trustees’ fees	16,644

Audit and tax	15,671

Insurance	4,406

Custody fees	3,854

Transfer agent fees	122

Miscellaneous expenses	2,398

Total Expenses	1,337,110

Less: Fees paid indirectly (Note 1)	(36)

Net Expenses	1,337,074

NET INVESTMENT INCOME	10,145,745

NET REALIZED GAIN ON INVESTMENTS	42,340

INCREASE IN NET ASSETS FROM OPERATIONS	$10,188,085

See Notes to Financial Statements.

Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report ï 11

Statements of changes in net assets

FOR THE SIX MONTHS ENDED APRIL 30, 2008 (unaudited)
AND THE YEAR ENDED OCTOBER 31, 2007	2008	2007
OPERATIONS:

Net investment income	$10,145,745	$23,863,754

Net realized gain	42,340	227

Increase in Net Assets From Operations	10,188,085	23,863,981

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(10,145,745)	(23,869,807)

Decrease in Net Assets From Distributions to Shareholders	(10,145,745)	(23,869,807)

FUND SHARE TRANSACTIONS (NOTE 3):

Net proceeds from sale of shares	139,494,680	202,660,003

Reinvestment of distributions	10,145,622	23,870,022

Cost of shares repurchased	(91,183,958)	(202,607,753)

Increase in Net Assets From Fund Share Transactions	58,456,344	23,922,272

INCREASE IN NET ASSETS	58,498,684	23,916,446

NET ASSETS:

Beginning of period	506,792,530	482,876,084

End of period	$565,291,214	$506,792,530

See Notes to Financial Statements.

12 ï Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:

	2008[1]	2007	2006[2]	2005[2]	2004[2,3]	2003[2,3]
NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.019	0.049	0.043	0.024	0.007	0.007

Net realized gain (loss)[4]	0.000	0.000	(0.000)	(0.000)	0.000	0.000

Total income from operations	0.019	0.049	0.043	0.024	0.007	0.007

LESS DISTRIBUTIONS FROM:

Net investment income	(0.019)	(0.049)	(0.043)	(0.024)	(0.007)	(0.007)

Total distributions	(0.019)	(0.049)	(0.043)	(0.024)	(0.007)	(0.007)

NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[5]	1.93%	4.97%	4.41%	2.44%	0.71%	0.74%

NET ASSETS, END OF PERIOD (MILLIONS)	$565	$507	$483	$481	$511	$599

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	0.50%[6]	0.50%[7]	0.50%	0.52%	0.53%	0.53%

Net expenses[8]	0.50 [6,9]	0.50 [7,10]	0.49 [10]	0.52 [10]	0.53 [10]	0.53

Net investment income	3.82 [6]	4.86	4.33	2.41	0.71	0.75

[1]	For the six months ended April 30, 2008 (unaudited).

[2]	Represents a share of capital stock outstanding prior to April 30, 2007.

[3]	Per share amounts have been calculated using the average shares method.

[4]	Amount represents less than $0.0005 per share.

[5]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized. Past performance is no guarantee of future results.

[6]	Annualized.

[7]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.49%.

[8]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Fund will not exceed 1.25%.

[9]	There was no impact to the expense ratio as a result of fees paid indirectly.

[10]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report ï 13

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Money Market Portfolio (the “Fund”) is a separate investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(c) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. The amount is shown as a reduction of expenses on the Statement of Operations.

(d) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

14 ï Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report

(e) Credit and market risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

The fair value of these securities may be different than the amortized cost value reported in the Schedule of Investments for the Fund. As of the date of this report, the Fund continued to meet the requirements of Rule 2a-7 that permit the Fund to utilize amortized cost to value its securities.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual

Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report ï 15

Notes to financial statements (unaudited) continued

rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE
First $1 billion	0.450%

Next $1 billion	0.425

Next $3 billion	0.400

Next $5 billion	0.375

Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

During the six months ended April 30, 2008, the Fund had a voluntary expense limitation in place of 1.25%.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Fund during the same fiscal year if the Fund’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Fund’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the Fund’s total annual operating expenses exceeding the expense cap.

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly owned broker-dealer of Legg Mason, serves as the Fund’s sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Fund.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Shares of beneficial interest
At April 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share of a Fund represents an identical interest and has the same rights. Prior to April 30, 2007, the Company had six billion shares of capital stock authorized with a par value of $0.00001 per share.

Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and share repurchased, is equal to the dollar amount

16 ï Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report

shown in the Statements of Changes in Net Assets for the corresponding transactions in shares of beneficial interest.

4.	Capital loss carryforward
As of October 31, 2007, the Fund had a net capital loss carryforward of $305, of which $298 expires in 2013 and $7 expires in 2014. This amount will be available to offset any future taxable capital gains.

5.	Regulatory matters
On May 31, 2005, the U.S. Securities and Exchange Commission (the “SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in

Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report ï 17

Notes to financial statements (unaudited) continued

disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or subtransfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

6.	Legal matters
Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds.

18 ï Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report

The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint.

The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM,

Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report ï 19

Notes to financial statements (unaudited) continued

(collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed. On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

7.	Other matters
On or about May 30, 2006, John Halebian, a purported shareholder of Citism New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit). The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised

20 ï Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report

in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

8.	Recent accounting pronouncements
On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Fund’s valuation policies as a result of adopting FAS 157. The Fund will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Legg Mason Partners Variable Money Market Portfolio 2008 Semi-Annual Report ï 21

Board approval of management and
subadvisory agreements (unaudited)
At a meeting of the Board of Trustees of Legg Mason Partners Variable Income Trust (the “Trust”) held on November 12-13, 2007, the Board, including the Board members who are not considered to be “interested persons” of the Trust (the “Independent Board Members”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Legg Mason Partners Variable Money Market Portfolio, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), and affiliate of the Manager, with respect to the Fund.

Background
The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreement and was given the opportunity to ask questions and request additional information from management. The Board received and considered a variety of information about the Manager, the Subadviser and the Fund’s distributor (and any distributors affiliated with the Fund during the past two years), as well as the management, sub-advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The presentation made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadviser pursuant to the Sub-Advisory Agreement.

Board approval of management agreement and sub-advisory agreement
The Independent Board Members were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Board Members received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreement. The Independent Board Members also discussed the proposed continuation of the Management Agreement and the Sub-Advisory Agreement in private sessions with their independent legal counsel at which no representatives of the Manager were present. In approving the Management Agreement and Sub-Advisory Agreement, the Board, including the Independent Board Members, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement

22 ï Legg Mason Partners Variable Money Market Portfolio

and the Sub-Advisory Agreement, and each Board Member attributed different weight to the various factors.

Nature, extent and quality of the services under the management agreement and sub-advisory agreement
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser under the Management Agreement and the Sub-Advisory Agreement, respectively, during the past two years. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason Partners fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadviser had expanded over time as a result of regulatory and other developments, including maintaining and monitoring their own and the Fund’s expanded compliance programs. The Board reviewed information received from the Manager and the Subadviser regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the Legg Mason Partners fund complex. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to Legg Mason, Inc., the parent organization of the Manager and the Subadviser.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadviser’s brokerage policies and practices. In addition, management also reported to the Board on, among other things, its business plans, organizational changes and portfolio manager compensation plan.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement and the Sub-Advisory Agreement were satisfactory.

Legg Mason Partners Variable Money Market Portfolio ï 23

Board approval of management and
subadvisory agreements (unaudited) continued

Fund performance
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds classified as money market funds underlying variable insurance products by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended June 30, 2007 was above the median.

Based on its review, which included careful consideration of all of the factors noted above, the Board concluded that the Fund’s performance was satisfactory.

Management fees and expense ratios
The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser. The Board also reviewed and considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking waivers and reimbursements into account) (the “Actual Management Fee”) and that the Manager had agreed to continue its fee waivers and reimbursements until further notice. In addition, the Board noted that the compensation paid to the Subadviser is paid directly by the Manager, not the Fund, and, accordingly, that the retention of the Subadviser does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including

24 ï Legg Mason Partners Variable Money Market Portfolio

the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in the services required to manage these different types of accounts. The Board also considered and discussed information about the Subadviser’s fees, including the amount of the management fees retained by the Manager after payment of the subadvisory fee. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by distributors affiliated with the Fund during the past two years and how the amounts received by the distributors were paid during that period.

The information comparing the Fund’s Contractual Fees and Actual Management Fees as well as its actual total expense ratio to its Expense Group, consisting of a group of funds (including the Fund) classified as money market funds underlying variable insurance products and chosen by Lipper to be comparable to the Fund, showed that the Fund’s Contractual Fee and Actual Management Fee were above the median. The Board noted that the Fund’s actual total expense ratio was in line with the median. The Board took into account the Manager’s discussion of the Fund’s expenses. The Board also noted that the Manager was continuing its voluntary waiver until further notice, resulting in the same net effective fee as currently in place, which is lower than the current contractual fee.

Taking all of the above into consideration, the Board determined that the management Fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreement.

Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Partners fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data, as well as a report from an outside consultant that had reviewed the methodologies. The profitability of the Manager and its affiliates was considered by the Board and determined not excessive in light of the nature, extent and quality of the services provided to the Fund and the type of fund.

Legg Mason Partners Variable Money Market Portfolio ï 25

Board approval of management and
subadvisory agreements (unaudited) continued

Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s assets levels. The Board noted that the Fund had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered. The Board also noted that if the Fund’s assets increase over time, certain expenses, such as fees for Board members, auditors and legal fees, become a smaller percentage of overall assets.

The Board determined that the management fee structure, including the breakpoints, was reasonable.

Other benefits to the manager and the subadviser
The Board considered other benefits received by the Manager, the Subadviser and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadviser to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

* * *
In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and the Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

26 ï Legg Mason Partners Variable Money Market Portfolio

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Legg Mason Partners
Variable Money Market Portfolio

Trustees

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
  Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Western Asset Management
Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Money Market Portfolio
The Fund is a separate investment series of the Legg Mason Partners Variable Income Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO
Legg Mason Partners Funds
55 Water Street
New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Legg Mason Partners Variable Money Market Portfolio. This report is not authorized for distribution to prospective investors in the Fund unless proceeded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest investment manager in 2007, based on 12/31/06 assets under management, according to Pensions & Investments, May 2007.

www.leggmason.com/individualinvestors

2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04225 6/08 SR08-571

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
          Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
          Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
          Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
          Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
          Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
          Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
          (a) (1) Not applicable.
          Exhibit 99.CODE ETH
          (a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
          Exhibit 99.CERT
          (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
          Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust
Date: June 26, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Income Trust

Date: June 26, 2008

By:	/s/ Frances M. Guggino (Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Variable Income Trust
Date: June 26, 2008